Goodwill And Other Intangible Assets (Change In Net Carrying Amount Of Goodwill By Segment) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Goodwill [Line Items]
Balance, beginning of period	$ 1,836,294	$ 1,803,021
Acquisitions	2,986	14,841
Translation	(8,619)	18,432
Balance, end of period	1,830,661	1,836,294
Steel Mills [Member]
Goodwill [Line Items]
Balance, beginning of period	268,466	268,466
Acquisitions
Translation
Balance, end of period	268,466	268,466
Steel Products [Member]
Goodwill [Line Items]
Balance, beginning of period	799,060	780,628
Acquisitions
Translation	(8,619)	18,432
Balance, end of period	790,441	799,060
Raw Materials [Member]
Goodwill [Line Items]
Balance, beginning of period	679,916	665,075
Acquisitions	2,986	14,841
Translation
Balance, end of period	682,902	679,916
All Other [Member]
Goodwill [Line Items]
Balance, beginning of period	88,852	88,852
Acquisitions
Translation
Balance, end of period	$ 88,852	$ 88,852